Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consist of the following:

	September 30, 2025	September 30, 2024
Software	$28,093	$28,500
Customized technology for water transportation equipment	785,223	-
Subtotal	813,316	28,500
Less: accumulated amortization	(31,818)	(9,501)
Intangible assets, net	$781,498	$18,999